Borrowings (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Hire Purchase Payable [Member]
Disclosure of detailed information about borrowings [line items]
Bears interest		2.91%
Bottom of Range [Member]
Disclosure of detailed information about borrowings [line items]
Bears interest	4.26%
Top of Range [Member]
Disclosure of detailed information about borrowings [line items]
Bears interest	5.52%